Financial Instruments - Summary of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Interest rate, measurement input [member] | Kutcho convertible note [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs [line items]
Increase In Fair Value Measurement Due To Reasonably Possible Increase In Unobservable Input	$ (515)
Decrease In Fair Value Measurement Due To Reasonably Possible Increase In Unobservable Input	542
Interest rate, measurement input [member] | Gold X Convertible Note [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs [line items]
Increase In Fair Value Measurement Due To Reasonably Possible Increase In Unobservable Input	(262)
Decrease In Fair Value Measurement Due To Reasonably Possible Increase In Unobservable Input	270
Volatility Measurement Input [Member] | Kutcho convertible note [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs [line items]
Increase In Fair Value Measurement Due To Reasonably Possible Increase In Unobservable Input	72
Decrease In Fair Value Measurement Due To Reasonably Possible Increase In Unobservable Input	(41)
Volatility Measurement Input [Member] | Gold X Convertible Note [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs [line items]
Increase In Fair Value Measurement Due To Reasonably Possible Increase In Unobservable Input	191
Decrease In Fair Value Measurement Due To Reasonably Possible Increase In Unobservable Input	$ (172)